Note 2 - Significant Accounting Policies (Details)	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Apr. 01, 2014 $ / t	Mar. 31, 2014 $ / t
Note 2 - Significant Accounting Policies (Details) [Line Items]
Income Tax Expense (Benefit) | $	$ 0	$ 0
Number of Reportable Segments	1
Vessels [Member]
Note 2 - Significant Accounting Policies (Details) [Line Items]
Property, Plant and Equipment, Useful Life	25 years
Vessels [Member] | Original Standard [Member]
Note 2 - Significant Accounting Policies (Details) [Line Items]
Salvage Value Per Lightweight Ton				160
Vessels [Member] | Revised Standard [Member]
Note 2 - Significant Accounting Policies (Details) [Line Items]
Salvage Value Per Lightweight Ton			300